Details of Significant Accounts - Share capital, share repurchase plan and tender offer - Narrative (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands						8 Months Ended	12 Months Ended
	Feb. 07, 2024	Dec. 29, 2023	Nov. 24, 2023	Oct. 26, 2023	May 04, 2023	Dec. 31, 2023	Dec. 31, 2025
Share capital
Maximum period authorised for share repurchase							12 months
Perfect Class A Ordinary Shares
Share capital
Share repurchase, authorised amount			$ 50,000		$ 20,000
Number of treasury shares repurchased (in shares)						259
Treasury shares repurchased, amount						$ 1,064
Number of treasury shares retired (in shares)	68	16,129		191		191
Number of treasury shares held (in shares)							68
Stock repurchase program authorized shares (in shares)			16,129
Share price per share (in USD per share)			$ 3.10
Perfect Class A Ordinary Shares | Major ordinary share transactions
Share capital
Number of treasury shares retired (in shares)	68